Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity

Note 11 - Equity

Common Stock Issuances

In April 2013, we sold and issued 1,867,000 shares of our common stock to our major stockholder at $0.75 per share in consideration of approximately $728,000 in cash proceeds and for the conversion of approximately $671,000 of our debt and working capital obligations that we had incurred between the spin-off transaction in November 2012 and March 2013.  Certain cash proceeds were received, and all repayments occurred, in April 2013, and additional cash proceeds were received in June 2013.

In July 2013, we sold and issued 4,614,000 shares of our common stock at $0.75 per share in connection with the Merger-related private placement for which we received proceeds of approximately $3,077,000 million, net of approximately $383,000 in broker-dealer commissions.  As discussed in Note 13, we also issued 133,000 shares as conversion of a $100,000 related party note payable. In connection with this financing, we issued warrants for the purchase of up to 475,000 shares of our common stock to placement agents in July 2013.  The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In August 2013, we sold and issued 413,000 shares of our common stock at $0.75 per share, for which we received proceeds of approximately $285,000, net of approximately $25,000 in broker-dealer commissions. In connection with this financing, we issued warrants for the purchase of up to 36,000 shares of our common stock to placement agents. The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In November 2013, we sold and issued 1,500,000 shares of our common stock at $1.00 per share, for which we received proceeds of approximately $1,375,000 net of offering costs of approximately $125,000.  In connection with this financing, we issued warrants for the purchase of up to 120,000 shares of our common stock to placement agents. The warrants have an exercise price of $1.00 per share and expire five years from issuance. In 2014, the investors in this offering threatened legal action surrounding claims of misrepresentations made by the Company. The dispute was settled in December 2014 as described below.

On August 15, 2014, we issued 13,555,000 shares of our common stock to the holders of the Secured Notes for the conversion of $2,711,000 of Secured Notes held by them based on the adjusted conversion price described in Note 9 above.

On September 22, 2014, we sold and issued 26,666,658 shares of our common stock to 36 accredited investors at $0.15 per share (the “September 2014 PIPE”). We received net cash proceeds of $3,844,000 consisting of $4,000,000 in gross proceeds reduced by $156,000 in cash offering costs consisting of cash placement fees of $73,000 and legal fees of $32,000. In addition to the cash offering costs, we also issued: (1) 1,000,000 restricted shares of the Company’s common stock valued at $150,000; and (2) warrants to purchase up to 1,325,000 shares of the Company’s common stock at an exercise price of $0.50 per share. The warrants issued for placement agent fees are exercisable for a period of four years after their issuance dates. The warrants issued to the placement agents were recorded to offering costs at fair value of $296,000 using the Black-Scholes option pricing model using a market price of $0.27 per share on the date of issuance, a risk free rate of 1.8%, a dividend rate of 0%, and volatility of 151%.

In connection with the September 2014 PIPE transaction, the Company entered into a Registration Rights Agreement with the Investors (the “Registration Rights Agreement”), pursuant to which the Company was required to file a registration statement related to the September 2014 PIPE transaction with the SEC covering the resale of the Shares that were issued to the Investors. The Company filed the initial registration statement on October 22, 2014 and the registration statement was declared effective on November 13, 2014.

In December 2014 the Company settled a legal claim made by the two investors who invested $1,500,000 in November 2013 as described above. The investors claimed that the Company was required to raise a total of $5,000,000 as a condition of their investment participation, did not properly register all shares issued, and did not satisfy the financing condition despite the issuance of the convertible debt offering dated April 15, 2014. The Company disputed this claim but to avoid costly legal expenses, in December 2014 the Company issued 423,077 shares of its common stock and a total of 1,923,077 warrants to settle the claim in full.

The Company’s Convertible Note holders provided a waiver of any price reset rights in July 2014 before the conversion of the notes in August 2014. This waiver also applied to the price reset rights of the convertible note warrants remaining as of December 31, 2014. See further discussion of the warrants issued in Note 12 below.